Earnout Liability (Tables)	9 Months Ended
Sep. 30, 2024
Earnout Liability (Tables) [Line Items]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs	The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:
	Nine months ended September 30, 2024	Year ended December 31, 2023
	U.S. dollars in thousands
Fair value at the beginning of the year	-	-
Initial recognition of earnout liability	(2,036)	-
Change in fair value of earnout liability	(292)	-
Fair value at the end of the year	(2,328)	-

Earnout Liability [Member]
Earnout Liability (Tables) [Line Items]
Schedule of Fair Value of the Earnout Liability	The fair value of the earnout liability was computed using the following key assumptions:
September 30, 2024
Discount rate	20.1%-20.3%
Expected term (years)	1.25-1.75
Expected volatility	51.09%
Risk-free interest rate	3.90%